OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME

16 OTHER OPERATING INCOME

	2022	2023	2024
	S$	S$	S$
Government grants:
Wage Subsidy Program	3,099	-	-
Enterprise Development Grant	8,640	-	-
Jobs Growth Incentive	5,550	-	-
Hiring Incentive and Training Programme	9,077	3,459	-
Startup SG Tech - Proof-of-concept grant	84,091	-	-
Market Readiness Assistance Grant	-	-	15,447
Others	2,880	4,112	11,715
Research income	363,912	507,736	433,871
Interest income	2,097	285,719	317,670
Others	6028	2,878	5,358
Total	485,374	803,904	784,061

The Wage Subsidy Program is financial assistance introduced in Malaysia paid to employers and helps employers affected economically by the COVID-19 pandemic to continue operations and avoid the loss of jobs and income streams for all enterprise.

The Enterprise Development Grant (Industry) supports projects that aim to help Small to Medium Enterprises in different stages of their technology innovation journey, to overcome their challenges in terms of resources and research and development capabilities.

The Jobs Growth Incentive of the Singapore Government supports employers to accelerate their hiring of local workforce, so as to create good and long-term jobs for locals.

The Hiring Incentive and Training Programme is an economic recovery incentive introduced in Malaysia to promote job creation among employers while increasing employment prospects.

The Startup SG Tech - Proof-of-concept grant is a scheme to drive the growth of startups based on proprietary technology and to foster the spirit of deep-tech innovation among startups. Under the scheme, qualifying companies may receive early stage funding to help them develop and commercialize their innovations.

The Market Readiness Assistance (“MRA”) grant helps companies expand into new markets overseas by defraying the costs of overseas market promotion, business development and set-up. For the financial year ended December 31, 2024, MRA grant amounted to S$15,447.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024